INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2022
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

8       INVESTMENT PROPERTIES

	Buildings	Land use rights	Total
Year ended December 31, 2022
Opening net carrying amount	608,966	1,205,623	1,814,589
Transfer from property, plant and equipment (Note 7)	47,419	—	47,419
Transfer to right-of-use assets (Note 22)	—	(5,997)	(5,997)
Disposals	(982)	—	(982)
Additions	92,708	14,663	107,371
Depreciation	(23,690)	(21,087)	(44,777)

Closing net carrying amount	724,421	1,193,202	1,917,623

As at December 31, 2022
Cost	966,751	1,354,998	2,321,749
Accumulated depreciation and impairment	(242,330)	(161,796)	(404,126)

Net carrying amount	724,421	1,193,202	1,917,623

	Buildings	Land use rights	Total
Year ended December 31, 2021
Opening net carrying amount	481,489	1,120,387	1,601,876
Transfer from property, plant and equipment (Note 7)	139,377	—	139,377
Transfer from right-of-use assets (Note 22)	—	90,314	90,314
Others	—	7,472	7,472
Depreciation	(11,900)	(12,550)	(24,450)

Closing net carrying amount	608,966	1,205,623	1,814,589

As of December 31, 2021
Cost	779,253	1,346,953	2,126,206
Accumulated depreciation and impairment	(170,287)	(141,330)	(311,617)

Net carrying amount	608,966	1,205,623	1,814,589

The Group’s investment properties consist of land use rights held for rental income and buildings leased to third parties under operating leases.